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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT

COMPANY

Investment Company Act file number       811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

P.O. Box 82535, Lincoln, NE 68501-2535

(Address of principal executive offices) (Zip code)

Jon Gross, Stratus Fund, Inc., P.O. Box 82535, Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant&#65533;s telephone number, including area code:    402-323-1184

Date of fiscal year end:       06/30/2010

Date of reporting period:    06/30/2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.3507.

GENERAL INSTRUCTIONS

A. Rule as to Use of Form N-PX.

Form N-PX is to be used for reports pursuant to Section 30 of the Investment Company Act of 1940 (the "Act&") and Rule 30b14 under the Act (17 CFR 270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file their complete proxy voting record not later than August 31 of each year for the most recent twelve-month period ended June 30.

B. Application of General Rules and Regulations.

The General Rules and Regulations under the Act contain certain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

C.	Preparation of Report.

        1.    This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules 8b-11 (17 CFR 270.8b-11) and 8b-12 (17 CFR 270.8b-12) under the Act. The

                Commission does not furnish blank copies of this form to be filled in for filing.

2.	These general instructions are not to be filed with the report.

D.	Incorporation by Reference.

No items of this Form shall be answered by incorporating any information by reference.

E.	Definitions.

Unless the context clearly indicates the contrary, terms used in this Form N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F.	Signature and Filing of Report.
1.

If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation S-T (17 CFR 232.201 et seq.)), eight complete copies of the report shall be filed with the Commission. At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

2.	(a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

(b)

The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to Rule 8b-11 under the Act (17 CFR 270.8b-11) concerning manual signatures and signatures pursuant to powers of attorney.

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;
(b)	The exchange ticker symbol of the portfolio security;
(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
(d)	The shareholder meeting date;
(e)	A brief identification of the matter voted on;
(f)	Whether the matter was proposed by the issuer or by a security holder;
(g)	Whether the registrant cast its vote on the matter;
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i)	Whether the registrant cast its vote for or against management.

2

Instructions.

1.

In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term "series" means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the Act (17 CFR 270.18f-2(a)).

2.

The exchange ticker symbol or CUSIP number required by paragraph (b) or (c) of this Item may be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

Proxy voting Record

Voting Report

Date Range 07/01/2009 to 06/30/2010

Stratus Government Securities Portfolio	000000000000007984

This fund held no voting securities.

VOTING REPORT
Date Range: 07/01/2009 to 06/30/2010
RMG/4532/UNION BANK AND TRUST		Number of Meetings: 69
Voting Agent: 00001

Meeting	Issuer\	Security [Symbol]	Meet Type	Vote	For/Agst	Record	Shares
Date	Agenda Items		Prop Type	Cast	Mrv	Date	Voted

Account # 00000000000000007983

7/20/2009	WYETH	983024100 [WYE ]	Annual Meeting			6/5/2009	6,000.00
		Voted by:	JJEWELL			Vote Date:	6/23/2009
	1	Vote to adopt the Agreement and Plan of Merger, dated as of January 25, 2009, among Pfizer Inc., Wagner Acquisition Corp. and Wyeth, as it may be amended from time to time.	Mgmt	For	For
	2	Vote to approve the adjournment of the meeting, if necessary, to solicit additional proxies if there are not sufficient votes to adopt the merger agreement.	Mgmt	For	For
	3	Election of director: Robert M. Amen	Mgmt	For	For
	4	Election of director: Michael J. Critelli	Mgmt	For	For
	5	Election of director: Frances D. Fergusson	Mgmt	For	For
	6	Election of director: Victor F. Ganzi	Mgmt	For	For
	7	Election of director: Robert Langer	Mgmt	For	For
	8	Election of director: John P. Mascotte	Mgmt	For	For
	9	Election of director: Raymond J. McGuire	Mgmt	For	For
	10	Election of director: Mary Lake Polan	Mgmt	For	For
	11	Election of director: Bernard Poussot	Mgmt	For	For
	12	Election of director: Gary L. Rogers	Mgmt	For	For
	13	Election of director: John R. Torell III	Mgmt	For	For
	14	Vote to ratify PricewaterhouseCoopers LLP as Wyeth's independent registered public accounting firm for 2009.	Mgmt	For	For
	15	Stockholder proposal regarding reporting on Wyeth's political contributions and trade association payments.	Shldr	Against	For
	16	Stockholder proposal regarding special stockholder meetings.	Shldr	Against	For

Account # 00000000000000007983

7/28/2009	LEGG MASON, INC.	524901105 [LM ]	Annual Meeting			5/29/2009	15,000.00
		Voted by:	jjewell			Vote Date:	6/29/2009
	1	Election of Directors	Mgmt	For	For

	2	Amendment of the Legg Mason, Inc. 1996 Equity Incentive Plan and approval to issue additional 1,000,000 shares currently covered by the Plan.	Mgmt	For	For
	3	Ratification of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	Mgmt	For	For
	4	Stockholder proposal regarding the Executive Incentive Compensation Plan.	Shldr	Against	For
	5	Stockholder proposal regarding majority voting.	Shldr	Against	For

Account # 00000000000000007983

9/21/2009	NIKE, INC.	654106103 [NKE ]	Annual Meeting			7/24/2009	6,000.00
		Voted by:	jjewell			Vote Date:	8/21/2009
	1	Election of Directors	Mgmt	For	For
	2	To approve an amendment to the NIKE, Inc. Employee Stock Purchase Plan.	Mgmt	For	For
	3	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm.	Mgmt	For	For

Account # 00000000000000007983

9/21/2009	GENERAL MILLS, INC.	370334104 [GIS ]	Annual Meeting			7/23/2009	7,000.00
		Voted by:	jjewell			Vote Date:	8/21/2009
	1	Election of Director: Bradbury H. Anderson.	Mgmt	For	For
	2	Election of Director: R. Kerry Clark.	Mgmt	For	For
	3	Election of Director: Paul Danos.	Mgmt	For	For
	4	Election of Director: William T. Esrey.	Mgmt	For	For
	5	Election of Director: Raymond V. Gilmartin.	Mgmt	For	For
	6	Election of Director: Judith Richards Hope.	Mgmt	For	For
	7	Election of Director: Heidi G. Miller.	Mgmt	For	For
	8	Election of Director: Hilda Ochoa-Brillembourg.	Mgmt	For	For
	9	Election of Director: Steve Odland.	Mgmt	For	For
	10	Election of Director: Kendall J. Powell.	Mgmt	For	For
	11	Election of Director: Lois E. Quam.	Mgmt	For	For
	12	Election of Director: Michael D. Rose.	Mgmt	For	For
	13	Election of Director: Robert L. Ryan.	Mgmt	For	For
	14	Election of Director: Dorothy A. Terrell.	Mgmt	For	For
	15	Adopt the 2009 Stock Compensation Plan.	Mgmt	For	For
	16	Ratify the appointment of KPMG LLP as General Mills' independent registered public accounting firm.	Mgmt	For	For

	17	Stockholder Proposal on Advisory Vote on Executive Compensation.	Shldr	Against	For

Account # 00000000000000007983

9/25/2009	CONAGRA FOODS, INC.	205887102 [CAG ]	Annual Meeting			7/31/2009	25,000.00
						Vote Date:	9/23/2009
	1	Election of Directors	Mgmt	For	For
	2	Approve the Conagra Foods 2009 Stock Plan.	Mgmt	For	For
	3	Approve the Conagra Foods Executive Incentive Plan.	Mgmt	For	For
	4	Ratify the appointment of independent auditor.	Mgmt	For	For

Account # 00000000000000007983

9/28/2009	FEDEX CORPORATION	31428X106 [FDX ]	Annual Meeting			8/3/2009	6,000.00
						Vote Date:	9/23/2009
	1	Election of Director: James L. Barksdale.	Mgmt	For	For
	2	Election of Director: John A. Edwardson.	Mgmt	For	For
	3	Election of Director: Judith L. Estrin.	Mgmt	For	For
	4	Election of Director: J.R. Hyde, III.	Mgmt	For	For
	5	Election of Director: Shirley A. Jackson.	Mgmt	Against	Against
	6	Election of Director: Steven R. Loranger.	Mgmt	Against	Against
	7	Election of Director: Gary W. Loveman.	Mgmt	For	For
	8	Election of Director: Susan C. Schwab.	Mgmt	For	For
	9	Election of Director: Frederick W. Smith.	Mgmt	For	For
	10	Election of Director: Joshua I. Smith.	Mgmt	For	For
	11	Election of Director: David P. Steiner.	Mgmt	For	For
	12	Election of Director: Paul S. Walsh.	Mgmt	Against	Against
	13	Ratification of Independent Registered Public Accounting Firm.	Mgmt	For	For
	14	Stockholder Proposal Regarding Independent Board Chairman.	Shldr	For	Against
	15	Stockholder Proposal Regarding Special Shareowner Meetings.	Shldr	For	Against
	16	Stockholder Proposal Regarding Shareholder Vote on Executive Pay.	Shldr	For	Against
	17	Stockholder Proposal Regarding Health Care Reform Principles.	Shldr	Against	For

Account # 00000000000000007983

10/7/2009	ORACLE CORPORATION	68389X105 [ORCL ]	Annual Meeting			8/10/2009	40,000.00

1	Election of Directors	Mgmt	Split	Against
Dir Withheld:	Jeffrey S. Berg
Dir Withheld:	Hector Garcia-Molina
Dir Withheld:	Naomi O. Seligman
2	Proposal for the approval of the adoption of the Fiscal Year 2010 Executive Bonus Plan.	Mgmt	For	For
3	Proposal to ratify the selection of Ernst & Young LLP as independent registered public accounting firm of the Company for the fiscal year ending May 31, 2010.	Mgmt	For	For
4	Stockholder proposal regarding special stockholder meetings.	Shldr	For	Against
5	Stockholder proposal regarding advisory vote on executive compensation.	Shldr	For	Against
6	Stockholder proposal regarding equity retention policy.	Shldr	For	Against

Account # 00000000000000007983

10/13/2009	PROCTER & GAMBLE COMPANY (THE)	742718109 [PG ]	Annual Meeting	8/14/2009	19,000.00
Vote Date:	9/28/2009
1	Election of Director: Kenneth I. Chenault.	Mgmt	For	For
2	Election of Director: Scott D. Cook.	Mgmt	For	For
3	Election of Director: Rajat K. Gupta.	Mgmt	For	For
4	Election of Director: A. G. Lafley.	Mgmt	For	For
5	Election of Director: Charles R. Lee.	Mgmt	For	For
6	Election of Director: Lynn M. Martin.	Mgmt	For	For
7	Election of Director: Robert A. McDonald.	Mgmt	For	For
8	Election of Director: W. James McNerney, Jr.	Mgmt	For	For
9	Election of Director: Johnathan A. Rodgers.	Mgmt	For	For
10	Election of Director: Ralph Snyderman, M.D.	Mgmt	For	For
11	Election of Director: Mary Agnes Wilderotter.	Mgmt	For	For
12	Election of Director: Patricia A. Woertz.	Mgmt	For	For
13	Election of Director: Ernesto Zedillo.	Mgmt	For	For
14	Ratify Appointment of the Independent Registered Public Accounting Firm.	Mgmt	For	For
15	Amend the Company's Code of Regulations.	Mgmt	For	For
16	Approve The Procter & Gamble 2009 Stock and Incentive Compensation Plan.	Mgmt	For	For
17	Shareholder Proposal #1 - Cumulative Voting.	Shldr	For	Against
18	Shareholder Proposal #2 - Advisory Vote on Executive Compensation.	Shldr	For	Against

Account # 00000000000000007983

10/29/2009	NOBLE CORPORATION	H5833N103 ☐	Special Meeting	9/4/2009	23,000.00

Vote Date:	10/12/2009
1	Election of Directors	Mgmt	For	For
2	Approval of the amendment and restatement of the Noble Corporation 1991 Stock Option and Restricted Stock Plan effective as of October 29, 2009.	Mgmt	Against	Against

Account # 00000000000000007983

11/4/2009	LINEAR TECHNOLOGY CORPORATION	535678106 [LLTC ]	Annual Meeting	9/8/2009	10,000.00
Vote Date:	10/8/2009
1	Election of Directors	Mgmt	Split	Against
Dir Withheld:	David S. Lee
Dir Withheld:	Richard M. Moley
Dir Withheld:	Thomas S. Volpe
2	To approve an amendment to the Company's 2005 Employee Stock Purchase Plan to increase the shares reserved for issuance thereunder by 2,000,000.	Mgmt	For	For
3	To approve the Company's 2009 Executive Bonus Plan.	Mgmt	For	For
4	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending June 27, 2010.	Mgmt	For	For

Account # 00000000000000007983

11/12/2009	CISCO SYSTEMS, INC.	17275R102 [CSCO ]	Annual Meeting	9/14/2009	40,000.00
Vote Date:	10/27/2009
1	Election of Director: Carol A. Bartz.	Mgmt	For	For
2	Election of Director: M. Michele Burns.	Mgmt	For	For
3	Election of Director: Michael D. Capellas.	Mgmt	For	For
4	Election of Director: Larry R. Carter.	Mgmt	For	For
5	Election of Director: John T. Chambers.	Mgmt	For	For
6	Election of Director: Brian L. Halla.	Mgmt	For	For
7	Election of Director: Dr. John L. Hennessy.	Mgmt	For	For
8	Election of Director: Richard M. Kovacevich.	Mgmt	For	For
9	Election of Director: Roderick C. McGeary.	Mgmt	For	For
10	Election of Director: Michael K. Powell.	Mgmt	For	For
11	Election of Director: Arun Sarin.	Mgmt	For	For
12	Election of Director: Steven M. West.	Mgmt	For	For
13	Election of Director: Jerry Yang.	Mgmt	For	For

	14	To approve the amendment and restatement of the 2005 Stock Incentive Plan, as set forth in the accompanying proxy statement.	Mgmt	For	For
	15	To approve the amendment and restatement of the Employee Stock Purchase Plan, as set forth in the accompanying proxy statement.	Mgmt	For	For
	16	To ratify the appointment of PricewaterhouseCoopers LLP as Cisco's independent registered public accounting firm for the fiscal year ending July 31, 2010.	Mgmt	For	For
	17	Proposal submitted by a shareholder to amend Cisco's bylaws to establish a Board Committee on Human Rights.	Shldr	Against	For
18

Proposal submitted by shareholders requesting the Board to adopt a policy that shareholders be provided the opportunity at each annual meeting of shareholders to vote on an advisory resolution to ratify the compensation of the named executive officers described in the proxy statement for the annual meeting.

			Shldr	For	Against
19

Proposal submitted by shareholders requesting the Board to publish a report to shareholders within six months providing a summarized listing and assessment of concrete steps Cisco could reasonably take to reduce the likelihood that its business practices might enable or encourage the violation of human rights, as set forth in the accompanying proxy statement.

			Shldr	For	Against

Account # 00000000000000007983

11/19/2009	MICROSOFT CORPORATION	594918104 [MSFT ]	Annual Meeting			9/4/2009	55,000.00
						Vote Date:	11/4/2009
	1	Election of Director: William H. Gates III.	Mgmt	For	For
	2	Election of Director: Steven A. Ballmer.	Mgmt	For	For
	3	Election of Director: Dina Dublon.	Mgmt	For	For
	4	Election of Director: Raymond V. Gilmartin.	Mgmt	For	For
	5	Election of Director: Reed Hastings.	Mgmt	For	For
	6	Election of Director: Maria Klawe.	Mgmt	For	For
	7	Election of Director: David F. Marquardt.	Mgmt	For	For
	8	Election of Director: Charles H. Noski.	Mgmt	For	For
	9	Election of Director: Helmut Panke.	Mgmt	For	For
	10	Ratification of the Selection of Deloitte & Touche LLP as the Company's Independent Auditor.	Mgmt	For	For
	11	To Approve Amendments to Amended and Restated Articles of Incorporation.	Mgmt	For	For
	12	Advisory Vote on Executive Compensation.	Mgmt	For	For
	13	Shareholder Proposal - Adoption of Health Care Reform Principles.	Shldr	Against	For
	14	Shareholder Proposal - Disclosure of Charitable Contributions.	Shldr	Against	For

Account # 00000000000000007983

12/16/2009	AUTOZONE, INC.	053332102 [AZO ]	Annual Meeting			10/19/2009	3,000.00
		Voted by:	jjones			Vote Date:	12/10/2009
	1	Election of Directors	Mgmt	For	For
	2	Approval of AutoZone, Inc. 2010 Executive Incentive Compensation Plan.	Mgmt	For	For
	3	Ratification of Ernst & Young LLP as independent registered public accounting firm for the 2010 fiscal year.	Mgmt	For	For

Account # 00000000000000007983

1/20/2010	BERKSHIRE HATHAWAY INC.	084670108 [BRK ]	Special Meeting			11/30/2009	12
						Vote Date:	12/17/2009
1

To approve an amendment to the Corporation's existing Restated Certificate of Incorporation, as amended (the "Current Certificate"), to effect a 50-for-1 stock split of the Corporation's Class B Common Stock, while maintaining the current economic and voting relationship between the Corporation's Class B Common Stock and the Corporation's Class A Common Stock.

			Mgmt	For	For
	2	To approve an amendment to the Current Certificate to clarify that the Class B Common Stock may be split in the proposed 50-for-1 split without splitting the Class A Common Stock.	Mgmt	For	For
3

To approve an amendment to the Current Certificate to change the par value of each share of Class B Common Stock in connection with the proposed 50-for-1 split, to $0.0033 from the current par value of $0.1667 per share of Class B Common Stock.

			Mgmt	For	For
4

To approve an amendment to the Current Certificate to increase the number of shares of Class B Common Stock and the total number of shares of all classes of stock that the Corporation is authorized to issue.

			Mgmt	For	For
	5	To approve an amendment to the Current Certificate to remove the requirement to issue physical stock certificates for shares of Class B Common Stock upon conversion of shares of Class A Common Stock.	Mgmt	For	For

Account # 00000000000000007983

1/20/2010	VISA INC.	92826C839 [V ]	Annual Meeting			11/27/2009	8,000.00
						Vote Date:	12/24/2009
	1	Election of Directors	Mgmt	For	For
	2	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2010.	Mgmt	For	For

Account # 00000000000000007983

1/28/2010	JACOBS ENGINEERING GROUP INC.	469814107 [JEC ]	Annual Meeting			12/1/2009	15,000.00
						Vote Date:	1/8/2010
	1	Election of Director: Robert C. Davidson, Jr.	Mgmt	For	For
	2	Election of Director: Edward V. Fritzky.	Mgmt	For	For
	3	Election of Director: Benjamin F. Montoya.	Mgmt	For	For
	4	Election of Director: Peter J. Robertson.	Mgmt	For	For
	5	To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm.	Mgmt	For	For

Account # 00000000000000007983

2/2/2010	BECTON, DICKINSON AND COMPANY	075887109 [BDX ]	Annual Meeting			12/11/2009	15,000.00
						Vote Date:	1/20/2010
	1	Election of Directors	Mgmt	For	For
	2	Ratification of selection of independent registered public accounting firm.	Mgmt	For	For
	3	Approval of a By-Law amendment regarding special shareholder meetings.	Mgmt	For	For
	4	Approval of an amendment to the 2004 Employee and Director Equity-Based Compensation Plan.	Mgmt	For	For
	5	Approval of material terms of performance goals.	Mgmt	For	For
	6	Majority Voting.	Shldr	For	Against
	7	Cumulative Voting.	Shldr	For	Against

Account # 00000000000000007983

2/23/2010	BANK OF AMERICA CORPORATION	060505104 [BAC ]	Special Meeting			1/7/2010	35,000.00
						Vote Date:	2/4/2010
1

A proposal to adopt an amendment to the Bank of America Corporation amended and restated certificate of incorporation to increase the number of authorized shares of Common Stock from 10 billion to 11.3 billion.

			Mgmt	For	For
2

A proposal to approve the adjournment of the Special Meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are not sufficient votes at the time of the Special Meeting to approve the proposal set forth in Item 1.

			Mgmt	For	For

Account # 00000000000000007983

2/26/2010	NOVARTIS AG ADS	66987V109 [NVS ]	Annual Meeting			1/25/2010	12,000.00
						Vote Date:	2/11/2010
	1	Approval of the Annual Report, the Financial Statements of Novartis AG and the Group Consolidated Financial Statements for the Business Year 2009.	Mgmt	For	For
	2	Discharge from Liability of the Members of the Board of Directors and the Executive Committee.	Mgmt	For	For
	3	Appropriation of Available Earnings of Novartis AG as per Balance Sheet and Declaration of Dividend.	Mgmt	For	For
	4	Amendment to the Articles of Incorporation: Implementation of the Book Entry Securities Act.	Mgmt	For	For
	5	Amendment to the Articles of Incorporation: Introduction of a Consultative Vote on the Compensation System.	Mgmt	For	For
	6	Re-election of Marjorie M.T. Yang for a three-year term.	Mgmt	For	For
	7	Re-election of Daniel Vasella, M.D. for a three-year term.	Mgmt	For	For
	8	Re-election of Hans-Joerg Rudloff for a one-year term (as he will reach the age limit).	Mgmt	For	For
	9	Appointment of the Auditor.	Mgmt	For	For
	10	Additional and/or counter-proposals presented at the Meeting.	Mgmt	Against

Account # 00000000000000007983

3/2/2010	QUALCOMM INCORPORATED	747525103 [QCOM ]	Annual Meeting			1/4/2010	10,000.00
						Vote Date:	2/16/2010
	1	Election of Directors	Mgmt	For	For
	2	To approve an amendment to the 2006 Long-Term Incentive Plan to increase the share reserve by 13,000,000 shares.	Mgmt	For	For
	3	To ratify the selection of PricewaterhouseCoopers LLP as our independent public accountants for our fiscal year ending September 26, 2010.	Mgmt	For	For

Account # 00000000000000007983

3/16/2010	FRANKLIN RESOURCES, INC.	354613101 [BEN ]	Annual Meeting			1/19/2010	6,000.00
						Vote Date:	2/16/2010
	1	Election of Director: Samuel H. Armacost.	Mgmt	For	For
	2	Election of Director: Charles Crocker.	Mgmt	For	For
	3	Election of Director: Joseph R. Hardiman.	Mgmt	For	For
	4	Election of Director: Robert D. Joffe.	Mgmt	For	For
	5	Election of Director: Charles B. Johnson.	Mgmt	For	For
	6	Election of Director: Gregory E. Johnson.	Mgmt	For	For
	7	Election of Director: Rupert H. Johnson, Jr.	Mgmt	For	For

	8	Election of Director: Thomas H. Kean.	Mgmt	For	For
	9	Election of Director: Chutta Ratnathicam.	Mgmt	For	For
	10	Election of Director: Peter M. Sacerdote.	Mgmt	For	For
	11	Election of Director: Laura Stein.	Mgmt	For	For
	12	Election of Director: Anne M. Tatlock.	Mgmt	For	For
	13	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2010.	Mgmt	For	For
14

To submit for stockholder approval for purposes of complying with the requirements of Section 162(m) of the Internal Revenue Code, and amendment and restatement of the Company's 2002 Universal Stock Incentive Plan revising the performance measures applicable to performance-based awards.

			Mgmt	For	For

Account # 00000000000000007983

3/17/2010	HEWLETT-PACKARD COMPANY	428236103 [HPQ ]	Annual Meeting			1/19/2010	20,000.00
						Vote Date:	3/1/2010
	1	Election of Director: M.L. Andreessen.	Mgmt	For	For
	2	Election of Director: L.T. Babbio, Jr.	Mgmt	For	For
	3	Election of Director: S.M. Baldauf.	Mgmt	For	For
	4	Election of Director: R.L. Gupta.	Mgmt	For	For
	5	Election of Director: J.H. Hammergren.	Mgmt	For	For
	6	Election of Director: M.V. Hurd.	Mgmt	For	For
	7	Election of Director: J.Z. Hyatt.	Mgmt	For	For
	8	Election of Director: J.R. Joyce.	Mgmt	For	For
	9	Election of Director: R.L. Ryan.	Mgmt	For	For
	10	Election of Director: L.S. Salhany.	Mgmt	For	For
	11	Election of Director: G.K. Thompson.	Mgmt	For	For
	12	Proposal to ratify the appointment of the independent registered public accounting firm for the fiscal year ending October 31, 2010.	Mgmt	For	For
	13	Proposal to approve the Amended and Restated Hewlett-Packard Company 2004 Stock Incentive Plan.	Mgmt	For	For
	14	Proposal to conduct an annual advisory vote on executive compensation.	Mgmt	For	For

Account # 00000000000000007983

4/7/2010	SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)	806857108 [SLB ]	Annual Meeting			2/17/2010	11,000.00
						Vote Date:	3/24/2010
	1	Election of Directors	Mgmt	For	For

	2	Proposal to adopt and approve financials and dividends.	Mgmt	For	For
	3	Proposal to approve the adoption of the Schlumberger 2010 Stock Incentive Plan.	Mgmt	For	For
	4	Proposal to approve the adoption of an amendment to the Schlumberger Discounted Stock Purchase Plan.	Mgmt	For	For
	5	Proposal to approve independent registered public accounting firm.	Mgmt	For	For

Account # 00000000000000007983

4/15/2010	TEXAS INSTRUMENTS INCORPORATED	882508104 [TXN ]	Annual Meeting			2/16/2010	46,000.00
						Vote Date:	3/25/2010
	1	Election of Director: R. W. Babb, Jr.	Mgmt	For	For
	2	Election of Director: D. L. Boren.	Mgmt	For	For
	3	Election of Director: D. A. Carp.	Mgmt	For	For
	4	Election of Director: C. S. Cox.	Mgmt	For	For
	5	Election of Director: D. R. Goode.	Mgmt	For	For
	6	Election of Director: S. P. MacMillan.	Mgmt	For	For
	7	Election of Director: P. H. Patsley.	Mgmt	For	For
	8	Election of Director: W. R. Sanders.	Mgmt	For	For
	9	Election of Director: R. J. Simmons.	Mgmt	For	For
	10	Election of Director: R. K. Templeton.	Mgmt	For	For
	11	Election of Director: C. T. Whitman.	Mgmt	For	For
	12	Board proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2010.	Mgmt	For	For

Account # 00000000000000007983

4/20/2010	U.S. BANCORP/MN	902973304 [USB ]	Annual Meeting			2/22/2010	30,000.00
						Vote Date:	4/6/2010
	1	Election of Director to serve until the annual meeting in 2011: Douglas M. Baker, Jr.	Mgmt	For	For
	2	Election of Director to serve until the annual meeting in 2011: Y. Marc Belton.	Mgmt	For	For
	3	Election of Director to serve until the annual meeting in 2011: Victoria Buyniski Gluckman.	Mgmt	For	For
	4	Election of Director to serve until the annual meeting in 2011: Arthur D. Collins, Jr.	Mgmt	For	For
	5	Election of Director to serve until the annual meeting in 2011: Richard K. Davis.	Mgmt	For	For
	6	Election of Director to serve until the annual meeting in 2011: Joel W. Johnson.	Mgmt	For	For
	7	Election of Director to serve until the annual meeting in 2011: Olivia F. Kirtley.	Mgmt	For	For
	8	Election of Director to serve until the annual meeting in 2011: Jerry W. Levin.	Mgmt	For	For

9	Election of Director to serve until the annual meeting in 2011: David B. O’Maley.	Mgmt	For	For
10	Election of Director to serve until the annual meeting in 2011: O’dell M. Owens, M.D., M.P.H.	Mgmt	For	For
11	Election of Director to serve until the annual meeting in 2011: Richard G. Reiten.	Mgmt	For	For
12	Election of Director to serve until the annual meeting in 2011: Craig D. Schnuck.	Mgmt	For	For
13	Election of Director to serve until the annual meeting in 2011: Patrick T. Stokes.	Mgmt	For	For
14	Ratification of Ernst & Young LLP as independent auditor for the 2010 fiscal year.	Mgmt	For	For
15	Approval of the U.S. Bancorp Amended and Restated 2007 Stock Incentive Plan.	Mgmt	For	For
16	Advisory vote to approve executive compensation program.	Mgmt	For	For

Account # 00000000000000007983

4/22/2010	JOHNSON & JOHNSON	478160104 [JNJ ]	Annual Meeting	2/23/2010	27,000.00
Vote Date:	4/13/2010
1	Election of Director: Mary Sue Coleman	Mgmt	For	For
2	Election of Director: James G. Cullen	Mgmt	For	For
3	Election of Director: Michael M. E. Johns	Mgmt	For	For
4	Election of Director: Susan L. Lindquist	Mgmt	For	For
5	Election of Director: Anne M. Mulcahy	Mgmt	For	For
6	Election of Director: Leo F. Mullin	Mgmt	For	For
7	Election of Director: William D. Perez	Mgmt	For	For
8	Election of Director: Charles Prince	Mgmt	For	For
9	Election of Director: David Satcher	Mgmt	For	For
10	Election of Director: William C. Weldon	Mgmt	For	For
11	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2010.	Mgmt	For	For
12	Advisory Vote on Executive Compensation.	Shldr	For	Against
13	Special Shareowner Meetings.	Shldr	For	Against

Account # 00000000000000007983

4/23/2010	ABBOTT LABORATORIES	002824100 [ABT ]	Annual Meeting	2/24/2010	24,000.00
Vote Date:	4/21/2010
1	Election of Directors	Mgmt	Split	Against
Dir Withheld:	W.M. Daley
Dir Withheld:	W.J. Farrell
Dir Withheld:	H.L. Fuller
Dir Withheld:	W.A. Osborn

Dir Withheld:			W.D. Smithburg
	2	Ratification of Deloitte & Touche LLP as auditors.	Mgmt	For	For
	3	Shareholder Proposal - Advisory Vote.	Shldr	For	Against
	4	Shareholder Proposal - Special Shareholder Meetings.	Shldr	For	Against

Account # 00000000000000007983

4/27/2010	INTERNATIONAL BUSINESS MACHINES CORPORATION	459200101 [IBM ]	Annual Meeting			2/26/2010	6,000.00
						Vote Date:	4/26/2010
	1	Election of Director for a Term of One Year (Page 5): A.J.P. Belda.	Mgmt	For	For
	2	Election of Director for a Term of One Year (Page 5): C. Black.	Mgmt	For	For
	3	Election of Director for a Term of One Year (Page 5): W.R. Brody.	Mgmt	For	For
	4	Election of Director for a Term of One Year (Page 5): K.I. Chenault.	Mgmt	For	For
	5	Election of Director for a Term of One Year (Page 5): M.L. Eskew.	Mgmt	For	For
	6	Election of Director for a Term of One Year (Page 5): S.A. Jackson.	Mgmt	For	For
	7	Election of Director for a Term of One Year (Page 5): A.N. Liveris.	Mgmt	For	For
	8	Election of Director for a Term of One Year (Page 5): W.J. McNerney, Jr.	Mgmt	For	For
	9	Election of Director for a Term of One Year (Page 5): T. Nishimuro.	Mgmt	For	For
	10	Election of Director for a Term of One Year (Page 5): J.W. Owens.	Mgmt	For	For
	11	Election of Director for a Term of One Year (Page 5): S.J. Palmisano.	Mgmt	For	For
	12	Election of Director for a Term of One Year (Page 5): J.E. Spero.	Mgmt	For	For
	13	Election of Director for a Term of One Year (Page 5): Taurel.	Mgmt	For	For
	14	Election of Director for a Term of One Year (Page 5): L.H. Zambrano.	Mgmt	For	For
	15	Ratification of Appointment of Independent Registered Public Accounting Firm (Page 75).	Mgmt	For	For
	16	Stockholder Proposal on Executive Compensation Annual Incentive Payout (Page 76).	Shldr	For	Against
	17	Stockholder Proposal on Cumulative Voting (Page 77).	Shldr	For	Against
	18	Stockholder Proposal on New Threshold for Calling Special Meetings (Page 77).	Shldr	For	Against
	19	Stockholder Proposal on Advisory Vote on Executive Compensation (Page 79).	Shldr	For	Against

Account # 00000000000000007983

4/27/2010	PRAXAIR, INC.	74005P104 [PX ]	Annual Meeting			3/1/2010	7,500.00
						Vote Date:	4/9/2010
	1	Election of Directors	Mgmt	For	For
	2	Proposal to ratify the appointment of the Independent Auditor.	Mgmt	For	For

Account # 00000000000000007983

4/27/2010	METLIFE, INC.	59156R108 [MET ]	Annual Meeting			3/1/2010	20,000.00
						Vote Date:	4/12/2010
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of Deloitte & Touche LLP as independent auditor for 2010.	Mgmt	For	For
	3	Shareholder proposal on cumulative voting.	Shldr	For	Against

Account # 00000000000000007983

4/28/2010	GENERAL ELECTRIC COMPANY	369604103 [GE ]	Annual Meeting			3/1/2010	75,000.00
						Vote Date:	4/13/2010
	1	Election of Director: W. Geoffrey Beattie.	Mgmt	For	For
	2	Election of Director: James I. Cash, Jr.	Mgmt	For	For
	3	Election of Director: William M. Castel.	Mgmt	For	For
	4	Election of Director: Ann M. Fudge.	Mgmt	For	For
	5	Election of Director: Susan Hockfield.	Mgmt	For	For
	6	Election of Director: Jeffrey R. Immelt.	Mgmt	For	For
	7	Election of Director: Andrea Jung.	Mgmt	For	For
	8	Election of Director: Alan G. (A.G.) Lafley.	Mgmt	For	For
	9	Election of Director: Robert W. Lane.	Mgmt	For	For
	10	Election of Director: Ralph S. Larsen.	Mgmt	For	For
	11	Election of Director: Rochelle B. Lazarus.	Mgmt	For	For
	12	Election of Director: James J. Mulva.	Mgmt	For	For
	13	Election of Director: Sam Nunn.	Mgmt	For	For
	14	Election of Director: Roger S. Penske.	Mgmt	For	For
	15	Election of Director: Robert J. Swieringa.	Mgmt	For	For
	16	Election of Director: Douglas A. Warner III.	Mgmt	For	For
	17	Ratification of KPMG.	Mgmt	For	For
	18	Cumulative Voting.	Shldr	For	Against
	19	Special Shareowner Meetings.	Shldr	For	Against
	20	Independent Board Chairman.	Shldr	For	Against
	21	Pay Disparity.	Shldr	Against	For
	22	Key Board Committees.	Shldr	Against	For
	23	Advisory Vote on Executive Compensation.	Shldr	For	Against

Account # 00000000000000007983

4/28/2010	BANK OF AMERICA CORPORATION	060505104 [BAC ]	Annual Meeting			3/3/2010	35,000.00
						Vote Date:	4/16/2010
	1	Election of Director: Susan S. Bies.	Mgmt	For	For
	2	Election of Director: William P. Boardman.	Mgmt	For	For
	3	Election of Director: Frank P. Bramble, Sr.	Mgmt	For	For
	4	Election of Director: Virgis W. Colbert.	Mgmt	For	For
	5	Election of Director: Charles K. Gifford.	Mgmt	For	For
	6	Election of Director: Charles O. Holliday, Jr.	Mgmt	For	For
	7	Election of Director: D. Paul Jones, Jr.	Mgmt	For	For
	8	Election of Director: Monica C. Lozano.	Mgmt	For	For
	9	Election of Director: Thomas J. May.	Mgmt	For	For
	10	Election of Director: Brian T. Moynihan.	Mgmt	For	For
	11	Election of Director: Donald E. Powell.	Mgmt	For	For
	12	Election of Director: Charles O. Rossotti.	Mgmt	For	For
	13	Election of Director: Robert W. Scully.	Mgmt	For	For
	14	A proposal to ratify the registered independent public accounting firm for 2010.	Mgmt	For	For
	15	A proposal to adopt an amendment to the Bank of America amended and restated certificate of incorporation to increase the number of authorized shares of common stock from 11.3 billion to 12.8 billion.	Mgmt	For	For
	16	An advisory (non-binding) vote approving executive compensation.	Mgmt	For	For
	17	A proposal to approve an amendment to the 2003 Key Associate Stock Plan.	Mgmt	For	For
	18	Stockholder Proposal - Disclosure of Government Employment.	Shldr	Against	For
	19	Stockholder Proposal - Non-deductible Pay.	Shldr	For	Against
	20	Stockholder Proposal - Special Stockholder Meetings.	Shldr	For	Against
	21	Stockholder Proposal - Advisory Vote on Executive Compensation.	Shldr	For	Against
	22	Stockholder Proposal - Succession Planning.	Shldr	For	Against
	23	Stockholder Proposal - Derivatives Trading.	Shldr	For	Against
	24	Stockholder Proposal - Recoup Incentive Compensation.	Shldr	For	Against

Account # 00000000000000007983

4/28/2010	MCGRAW-HILL COMPANIES, INC. (THE)	580645109 [MHP ]	Annual Meeting			3/8/2010	22,000.00
						Vote Date:	4/7/2010
	1	Election of Director: Pedro Aspe.	Mgmt	For	For
	2	Election of Director: Robert P. McGraw.	Mgmt	For	For

	3	Election of Director: Hilda Ochoa-Brillembourg.	Mgmt	For	For
	4	Election of Director: Edward B. Rust, Jr.	Mgmt	For	For
	5	Vote to amend the Restated Certificate of Incorporation to: Declassify the Board of Directors.	Mgmt	For	For
	6	Vote to amend the Restated Certificate of Incorporation to: Eliminate related supermajority voting provisions.	Mgmt	For	For
	7	Vote to amend the Restated Certificate of Incorporation to eliminate supermajority voting for the following action: Merger or consolidation.	Mgmt	For	For
8

Vote to amend the Restated Certificate of Incorporation to eliminate supermajority voting for the following action: Sale, lease, exchange or other disposition of all or substantially all of the company’s assets outside the ordinary course of business.

			Mgmt	For	For
	9	Vote to amend the Restated Certificate of Incorporation to eliminate supermajority voting for the following action: Plan for the exchange of shares.	Mgmt	For	For
	10	Vote to amend the Restated Certificate of Incorporation to eliminate supermajority voting for the following action: Authorization of dissolution.	Mgmt	For	For
	11	Vote to amend the Restated Certificate of Incorporation to eliminate the "Fair Price" provision.	Mgmt	For	For
	12	Vote to approve the Amended and Restated 2002 Stock Incentive Plan.	Mgmt	For	For
	13	Vote to ratify Ernst & Young LLP as our independent Registered Public Accounting Firm for 2010.	Mgmt	For	For
	14	Shareholder proposal requesting special shareholder meetings.	Shldr	For	Against
	15	Shareholder proposal requesting shareholder action by written consent.	Shldr	For	Against

Account # 00000000000000007983

4/29/2010	EMC CORPORATION/MA	268648102 [EMC ]	Annual Meeting			2/23/2010	60,000.00
						Vote Date:	4/27/2010
	1	Election of Director: Michael W. Brown.	Mgmt	For	For
	2	Election of Director: Randolph L. Cowen.	Mgmt	For	For
	3	Election of Director: Michael J. Cronin.	Mgmt	For	For
	4	Election of Director: Gail Deegan.	Mgmt	For	For
	5	Election of Director: James S. DiStasio.	Mgmt	For	For
	6	Election of Director: John R. Egan.	Mgmt	For	For
	7	Election of Director: Edmund F. Kelly.	Mgmt	For	For
	8	Election of Director: Windle B. Priem.	Mgmt	For	For
	9	Election of Director: Paul Sagan.	Mgmt	For	For
	10	Election of Director: David N. Strohm.	Mgmt	For	For
	11	Election of Director: Joseph M. Tucci.	Mgmt	For	For

	12	To ratify the selection by the Audit Committee of PricewaterhouseCoopers LLP as EMC's independent auditors for the fiscal year ending December 31, 2010, as described in EMC's Proxy Statement.	Mgmt	For	For
	13	To act upon a shareholder proposal relating to special shareholder meetings, as described in EMC's Proxy Statement.	Shldr	For	Against
	14	To act upon a shareholder proposal relating to an advisory vote on executive compensation, as described in EMC's Proxy Statement.	Shldr	For	Against

Account # 00000000000000007983

4/29/2010	CEMEX, S.A.B. DE C.V.	151290889 [CX ]	Annual Meeting			3/23/2010	45,000.00
						Vote Date:	4/13/2010
1

Presentation of the report by the Chief Executive Officer, including the Company's Financial Statements, Report of Changes in Financial Situation and Variations of Capital Stock, and presentation of the report by the Board of Directors, for the fiscal year 2009, as required by the Mexican Securities Law; and discussion and approval of such reports, after hearing the opinion of the Board of Directors as to the reports by the Chief Executive Officer and the Audit and Corporate Practices Committee, the report of accounting principles adopted, and the report on the review of the Company's tax situation.

			Mgmt	For	For
	2	Resolution on allocation of profits.	Mgmt	For	For
	3	Proposal to increase the capital stock of the Company in its variable portion through capitalization of retained earnings.	Mgmt	For	For
4

Resolution regarding a proposal submitted by the Board of Directors to issue up to 750 million unsubscribed shares*, which shall be kept in the treasury of the Company, and to be subscribed at a later time by public investors upon conversion of the convertible notes issued in accordance with the resolutions of the Extraordinary General Shareholders Meeting held on September 4, 2009.

			Mgmt	For	For
	5	Appointment of directors, members and president of the Audit, Corporate Practices and Finance Committees.	Mgmt	Against	Against
	6	Compensation of the members of the Board of Directors and of the Audit, Corporate Practices and Finance Committees.	Mgmt	For	For
	7	Appointment of delegates to formalize the resolutions adopted at the meeting.	Mgmt	For	For

Account # 00000000000000007983

4/30/2010	NOBLE CORPORATION	H5833N103 ☐	Annual Meeting			3/5/2010	20,000.00

	1	Election of Director: Michael A. Cawley for the class of directors who will expire in 2013.	Mgmt	For	For
	2	Election of Director: Gordon T. Hall for the class of directors who will expire in 2013.	Mgmt	For	For
	3	Election of Director: Jack E. Little for the class of directors whose term will expire in 2013.	Mgmt	For	For
	4	Approval of the extension of Board authority to issue authorized share capital until April 29, 2012.	Mgmt	Against	Against
	5	Approval of the payment of a regular dividend through a reduction of the par value of the shares in an amount equal to Swiss francs 0.52 per share.	Mgmt	For	For
	6	Approval of the payment of a special dividend through a reduction of the par value of the shares in an amount equal to Swiss francs 0.56 per share.	Mgmt	For	For
7

Approval of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for fiscal year 2010 and election of PricewaterhouseCoopers AG as statutory auditor for a one-year term.

			Mgmt	For	For
	8	Approval of the 2009 Annual Report, the Consolidated Financial Statements of the Company for fiscal year 2009 and the Statutory Financial Statements of the Company for extended fiscal year 2009.	Mgmt	For	For
	9	Approval of the discharge of the members of the Board of Directors and the executive officers for extended fiscal year 2009.	Mgmt	For	For

Account # 00000000000000007983

5/1/2010	BERKSHIRE HATHAWAY INC.	084670108 [BRK ]	Annual Meeting			3/3/2010	12
						Vote Date:	4/27/2010
	1	Election of Directors	Mgmt	For	For

Account # 00000000000000007983

5/3/2010	ZIMMER HOLDINGS, INC.	98956P102 [ZMH ]	Annual Meeting			3/5/2010	12,000.00
						Vote Date:	4/9/2010
	1	Election of Directors: Betsy J. Bernard.	Mgmt	For	For
	2	Election of Directors: Marc N. Casper.	Mgmt	For	For
	3	Election of Directors: David C. Dvorak.	Mgmt	For	For
	4	Election of Directors: Larry C. Glasscock.	Mgmt	For	For
	5	Election of Directors: Robert A. Hagemann.	Mgmt	For	For
	6	Election of Directors: Arthur J. Higgins.	Mgmt	For	For
	7	Election of Directors: John L. McGoldrick.	Mgmt	For	For
	8	Election of Directors: Cecil B. Pickett, Ph.D.	Mgmt	For	For
	9	Ratification of Appointment of Independent Registered Public Accounting Firm.	Mgmt	For	For

Account # 00000000000000007983

5/4/2010	PEABODY ENERGY CORPORATION	704549104 [BTU ]	Annual Meeting			3/12/2010	10,000.00
						Vote Date:	4/8/2010
	1	Election of Directors	Mgmt	For	For
	2	Ratification of Appointment of Independent Registered Public Accounting Firm.	Mgmt	For	For

Account # 00000000000000007983

5/5/2010	PEPSICO, INC.	713448108 [PEP ]	Annual Meeting			3/5/2010	25,000.00
						Vote Date:	4/20/2010
	1	Election of Director: S.L. Brown.	Mgmt	For	For
	2	Election of Director: I.M. Cook.	Mgmt	For	For
	3	Election of Director: D. Dublon.	Mgmt	For	For
	4	Election of Director: V.J. Dzau.	Mgmt	For	For
	5	Election of Director: R.L. Hunt.	Mgmt	For	For
	6	Election of Director: A. Ibargüen.	Mgmt	For	For
	7	Election of Director: A.C. Martinez.	Mgmt	For	For
	8	Election of Director: I.K. Nooyi.	Mgmt	For	For
	9	Election of Director: S.P. Rockefeller.	Mgmt	For	For
	10	Election of Director: J.J. Schiro.	Mgmt	For	For
	11	Election of Director: L.G. Trotter.	Mgmt	For	For
	12	Election of Director: D. Vasella.	Mgmt	Against	Against
	13	Approval of Independent Registered Public Accountants.	Mgmt	For	For
	14	Approval of Amendment to PepsiCo, Inc. 2007 Long-Term Incentive Plan.	Mgmt	For	For
	15	Shareholder Proposal - Charitable Contributions Report (pg. 67).	Shldr	Against	For
	16	Shareholder Proposal - Right to Call Special Shareholders Meeting (pg. 68).	Shldr	For	Against
	17	Shareholder Proposal - Public Policy Report (pg. 70).	Shldr	Against	For

Account # 00000000000000007983

5/6/2010	VERIZON COMMUNICATIONS, INC.	92343V104 [VZ ]	Annual Meeting			3/8/2010	23,000.00
						Vote Date:	4/20/2010
	1	Election of Directors: Richard L. Carrion.	Mgmt	For	For
	2	Election of Directors: M. Frances Keeth.	Mgmt	For	For
	3	Election of Directors: Robert W. Lane.	Mgmt	For	For
	4	Election of Directors: Sandra O. Moose.	Mgmt	For	For
	5	Election of Directors: Joseph Neubauer.	Mgmt	For	For

	6	Election of Directors: Donald T. Nicolaisen.	Mgmt	For	For
	7	Election of Directors: Thomas H. O’Brien.	Mgmt	For	For
	8	Election of Directors: Clarence Otis, Jr.	Mgmt	For	For
	9	Election of Directors: Hugh B. Price.	Mgmt	For	For
	10	Election of Directors: Ivan G. Seidenberg.	Mgmt	For	For
	11	Election of Directors: Rodney E. Slater.	Mgmt	For	For
	12	Election of Directors: John W. Snow.	Mgmt	For	For
	13	Election of Directors: John R. Stafford.	Mgmt	For	For
	14	Ratification of Appointment of Ernst & Young LLP as Independent Registered Public Accounting Firm.	Mgmt	For	For
	15	Advisory Vote Related to Executive Compensation.	Mgmt	For	For
	16	Prohibit Granting Stock Options.	Shldr	Against	For
	17	Gender Identity Non-Discrimination Policy.	Shldr	For	Against
	18	Performance Stock Unit Performance Thresholds.	Shldr	For	Against
	19	Shareholder Right to Call a Special Meeting.	Shldr	For	Against
	20	Adopt and Disclose Succession Planning Policy.	Shldr	For	Against
	21	Shareholder Approval of Benefits Paid After Death.	Shldr	For	Against
	22	Executive Stock Retention Requirements.	Shldr	For	Against

Account # 00000000000000007983

5/6/2010	APACHE CORPORATION	037411105 [APA ]	Annual Meeting			3/8/2010	10,000.00
						Vote Date:	4/8/2010
	1	Election of Director: Eugene C. Fiedorek.	Mgmt	For	For
	2	Election of Director: Patricia Albjerg Graham.	Mgmt	For	For
	3	Election of Director: F.H. Merelli.	Mgmt	For	For
	4	Ratification of Ernst & Young as Apache's independent auditors.	Mgmt	For	For

Account # 00000000000000007983

5/6/2010	UNION PACIFIC CORPORATION	907818108 [UNP ]	Annual Meeting			2/26/2010	8,000.00
						Vote Date:	4/26/2010
	1	Election of Director: A.H. Card, Jr.	Mgmt	For	For
	2	Election of Director: E.B. Davis, Jr.	Mgmt	For	For
	3	Election of Director: T.J. Donohue.	Mgmt	For	For
	4	Election of Director: A.W. Dunham.	Mgmt	For	For
	5	Election of Director: J.R. Hope.	Mgmt	For	For
	6	Election of Director: C.C. Krulak.	Mgmt	For	For
	7	Election of Director: M. R. McCarthy.	Mgmt	For	For
	8	Election of Director: M.W. McConnell.	Mgmt	For	For

	9	Election of Director: T.F. McLarty III.	Mgmt	For	For
	10	Election of Director: S.R. Rogel.	Mgmt	For	For
	11	Election of Director: J. H. Villarreal.	Mgmt	For	For
	12	Election of Director: J.R. Young.	Mgmt	For	For
	13	Appointment of Deloitte & Touche as the independent registered public accounting firm.	Mgmt	For	For
	14	Shareholder proposal regarding independent chairman.	Shldr	Against	For
	15	Shareholder proposal regarding supermajority voting.	Shldr	For	Against

Account # 00000000000000007983

5/6/2010	QUEST DIAGNOSTICS INCORPORATED	74834L100 [DGX ]	Annual Meeting			3/8/2010	14,000.00
						Vote Date:	4/14/2010
	1	Election of Director: John C. Baldwin.	Mgmt	For	For
	2	Election of Director: Surya N. Mohapatra.	Mgmt	For	For
	3	Election of Director: Gary M. Pfeiffer.	Mgmt	For	For
	4	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2010.	Mgmt	For	For

Account # 00000000000000007983

5/6/2010	UNITED PARCEL SERVICE, INC.	911312106 [UPS ]	Annual Meeting			3/8/2010	8,000.00
						Vote Date:	4/29/2010
	1	Election of Directors	Mgmt	Split	Against
Dir Withheld:			Ann M. Livermore
	2	Ratification of the appointment of Deloitte & Touche LLP as UPS’s independent registered public accountants for the year ending December 31, 2010.	Mgmt	For	For
	3	Approval of a proposal removing the voting standard from the UPS certificate of incorporation so that the board may provide for majority voting in uncontested director elections.	Mgmt	For	For

Account # 00000000000000007983

5/7/2010	OCCIDENTAL PETROLEUM CORPORATION	674599105 [OXY ]	Annual Meeting			3/15/2010	15,000.00
						Vote Date:	4/26/2010
	1	Election of Director: Spencer Abraham.	Mgmt	Against	Against
	2	Election of Director: John S. Chalsty.	Mgmt	Against	Against
	3	Election of Director: Stephen I. Chazen.	Mgmt	For	For
	4	Election of Director: Edward P. Djerejian.	Mgmt	Against	Against

	5	Election of Director: John E. Feick.	Mgmt	Against	Against
	6	Election of Director: Carlos M. Gutierrez.	Mgmt	Against	Against
	7	Election of Director: Ray R. Irani.	Mgmt	Against	Against
	8	Election of Director: Irvin W. Maloney.	Mgmt	Against	Against
	9	Election of Director: Avedick B. Poladian.	Mgmt	Against	Against
	10	Election of Director: Rodolfo Segovia.	Mgmt	Against	Against
	11	Election of Director: Aziz D. Syriani.	Mgmt	Against	Against
	12	Election of Director: Rosemary Tomich.	Mgmt	Against	Against
	13	Election of Director: Walter L. Weisman.	Mgmt	Against	Against
	14	Ratification of selection of KPMG as independent auditors,	Mgmt	For	For
	15	Re-approval of performance goals under the incentive plan pursuant to tax deduction rules.	Mgmt	For	For
	16	Advisory vote approving executive compensation philosophy and practice.	Mgmt	Against	Against
	17	Elimination of compensation over $500,000 per year.	Shldr	Against	For
	18	Policy to separate Chairman and Chief Executive Officer roles.	Shldr	For	Against
	19	Percentage of stockholder ownership required to call special meeting of stockholders.	Shldr	For	Against
	20	Report on assessment of host country laws.	Shldr	Against	For
	21	Director election by majority stockholder vote.	Shldr	For	Against
	22	Report on increasing inherent security of chemical facilities.	Shldr	Against	For
	23	Policy on accelerated vesting in event of change in control.	Shldr	For	Against

Account # 00000000000000007983

5/7/2010	GOLDMAN SACHS GROUP, INC. (THE)	38141G104 [GS ]	Annual Meeting			3/8/2010	3,000.00
						Vote Date:	4/26/2010
	1	Election of Director: Lloyd C. Blankfein.	Mgmt	For	For
	2	Election of Director: John H. Bryan.	Mgmt	For	For
	3	Election of Director: Gary D. Cohn.	Mgmt	For	For
	4	Election of Director: Claes Dahlbäck.	Mgmt	For	For
	5	Election of Director: Stephen Friedman.	Mgmt	For	For
	6	Election of Director: William W. George.	Mgmt	For	For
	7	Election of Director: James A. Johnson.	Mgmt	For	For
	8	Election of Director: Lois D. Juliber.	Mgmt	For	For
	9	Election of Director: Lakshmi N. Mittal.	Mgmt	For	For
	10	Election of Director: James J. Schiro.	Mgmt	For	For
	11	Election of Director: H. Lee Scott, Jr.	Mgmt	For	For
	12	Ratification of the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our 2010 fiscal year.	Mgmt	For	For
	13	An advisory vote on executive compensation matters.	Mgmt	For	For
	14	Approval of amendments to our Restated Certificate of Incorporation to eliminate supermajority voting.	Mgmt	For	For
	15	Approval of an amendment to our Restated Certificate of Incorporation to permit holders of 25% of our outstanding shares of common stock to call special meetings.	Mgmt	For	For
	16	Shareholder proposal regarding cumulative voting.	Shldr	For	Against
	17	Shareholder proposal regarding collateral in over-the-counter derivatives trading.	Shldr	For	Against
	18	Shareholder proposal regarding separate chair & CEO.	Shldr	Against	For
	19	Shareholder proposal regarding a report on political contributions.	Shldr	For	Against
	20	Shareholder proposal regarding a report on global warming science.	Shldr	Against	For
	21	Shareholder proposal regarding a report on pay disparity.	Shldr	Against	For
	22	Shareholder proposal regarding executive compensation and long-term performance.	Shldr	For	Against

Account # 00000000000000007983

5/11/2010	DANAHER CORPORATION	235851102 [DHR ]	Annual Meeting			3/12/2010	7,000.00
						Vote Date:	4/26/2010
	1	Election of Director: Steven M. Rales.	Mgmt	For	For
	2	Election of Director: John T. Schwieters.	Mgmt	For	For
	3	Election of Director: Alan G. Spoon.	Mgmt	For	For
	4	To ratify the selection of Ernst & Young LLP as Danaher’s independent registered public accounting firm for the year ending December 31, 2010.	Mgmt	For	For
	5	To act upon a shareholder proposal requesting that Danaher’s Board of Directors take the steps necessary to declassify the Board of Directors within one year, if properly presented at the meeting.	Shldr	For	Against

Account # 00000000000000007983

5/11/2010	3M COMPANY	88579Y101 [MMM ]	Annual Meeting			3/12/2010	10,000.00
						Vote Date:	4/26/2010
	1	To elect member to the Board of Directors, for a term of one year: Linda G. Alvarado.	Mgmt	For	For
	2	To elect member to the Board of Directors, for a term of one year: George W. Buckley.	Mgmt	For	For
	3	To elect member to the Board of Directors, for a term of one year: Vance D. Coffman.	Mgmt	For	For
	4	To elect member to the Board of Directors, for a term of one year: Michael L. Eskew.	Mgmt	For	For

	5	To elect member to the Board of Directors, for a term of one year: W. James Farrell.	Mgmt	For	For
	6	To elect member to the Board of Directors, for a term of one year: Herbert L. Henkel.	Mgmt	For	For
	7	To elect member to the Board of Directors, for a term of one year: Edward M. Liddy.	Mgmt	For	For
	8	To elect member to the Board of Directors, for a term of one year: Robert S. Morrison.	Mgmt	For	For
	9	To elect member to the Board of Directors, for a term of one year: Aulana L. Peters.	Mgmt	For	For
	10	To elect member to the Board of Directors, for a term of one year: Robert J. Ulrich.	Mgmt	For	For
	11	To ratify the appointment of PricewaterhouseCoopers LLP as 3M’s independent registered public accounting firm.	Mgmt	For	For
	12	To approve the amended 2008 Long-Term Incentive Plan and to approve the expanded performance criteria available under the 2008 Long-Term Incentive Plan.	Mgmt	For	For
	13	Stockholder proposal on special meetings.	Shldr	For	Against

Account # 00000000000000007983

5/11/2010	ITT CORPORATION	450911102 [ITT ]	Annual Meeting			3/17/2010	20,000.00
						Vote Date:	4/29/2010
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of Deloitte & Touche LLP as ITT’s Independent Registered Public Accounting Firm for 2010.	Mgmt	For	For
	3	To vote on a shareholder proposal, requesting the Company provide a comprehensive report of the Company’s military sales to foreign governments, if properly presented at the meeting.	Shldr	Against	For
	4	To vote on a shareholder proposal, amending the Company’s by-laws to allow shareowners to call Special Shareowner meetings, if properly presented at the meeting.	Shldr	For	Against

Account # 00000000000000007983

5/12/2010	AMGEN INC.	031162100 [AMGN ]	Annual Meeting			3/15/2010	11,000.00
						Vote Date:	4/29/2010
	1	Election of Director: Dr. David Baltimore.	Mgmt	For	For
	2	Election of Director: Mr. Frank J. Biondi, Jr.	Mgmt	For	For
	3	Election of Director: Mr. François de Carbonnel.	Mgmt	For	For
	4	Election of Director: Mr. Jerry D. Choate.	Mgmt	For	For
	5	Election of Director: Dr. Vance D. Coffman.	Mgmt	For	For
	6	Election of Director: Mr. Frederick W. Gluck.	Mgmt	For	For
	7	Election of Director: Dr. Rebecca M. Henderson.	Mgmt	For	For

	8	Election of Director: Mr. Frank C. Herringer.	Mgmt	For	For
	9	Election of Director: Dr. Gilbert S. Omenn.	Mgmt	For	For
	10	Election of Director: Ms. Judith C. Pelham.	Mgmt	For	For
	11	Election of Director: Adm. J. Paul Reason, USN (Retired).	Mgmt	For	For
	12	Election of Director: Mr. Leonard D. Schaeffer.	Mgmt	For	For
	13	Election of Director: Mr. Kevin W. Sharer.	Mgmt	For	For
	14	To ratify the selection of Ernst & Young LLP as our independent registered public accountants for the year ending December 31, 2010.	Mgmt	For	For
	15	Stockholder Proposal #1 (Shareholder Action by Written Consent).	Shldr	For	Against
	16	Stockholder Proposal #2 (Equity Retention Policy).	Shldr	For	Against

Account # 00000000000000007983

5/12/2010	CVS/CAREMARK CORPORATION	126650100 [CVS ]	Annual Meeting			3/15/2010	28,000.00
						Vote Date:	4/30/2010
	1	Election of Director: Edwin M. Banks.	Mgmt	For	For
	2	Election of Director: C. David Brown II.	Mgmt	For	For
	3	Election of Director: David W. Dorman.	Mgmt	For	For
	4	Election of Director: Kristen Gibney Williams. Williams	Mgmt	For	For
	5	Election of Director: Marian L. Heard.	Mgmt	For	For
	6	Election of Director: William H. Joyce.	Mgmt	For	For
	7	Election of Director: Jean-Pierre Millon.	Mgmt	For	For
	8	Election of Director: Terrence Murray.	Mgmt	For	For
	9	Election of Director: C.A. Lance Piccolo.	Mgmt	For	For
	10	Election of Director: Sheli Z. Rosenberg.	Mgmt	For	For
	11	Election of Director: Thomas M. Ryan.	Mgmt	For	For
	12	Election of Director: Richard J. Swift.	Mgmt	For	For
	13	Proposal to ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the 2010 fiscal year.	Mgmt	For	For
	14	Proposal to adopt the Company’s 2010 Incentive Compensation Plan.	Mgmt	For	For
	15	Proposal to adopt an amendment to the Company’s charter to allow stockholders to call special meetings.	Mgmt	For	For
	16	Stockholder proposal regarding a report on political contributions and expenditures.	Shldr	For	Against
	17	Stockholder proposal regarding principles to stop global warming.	Shldr	Against	For

Account # 00000000000000007983

5/12/2010	CONOCOPHILLIPS	20825C104 [COP ]	Annual Meeting			3/15/2010	20,000.00
						Vote Date:	4/26/2010
	1	Election of Director: Richard L. Armitage.	Mgmt	For	For
	2	Election of Director: Richard H. Auchinleck.	Mgmt	For	For
	3	Election of Director: James E. Copeland, Jr.	Mgmt	Against	Against
	4	Election of Director: Kenneth M. Duberstein.	Mgmt	For	For
	5	Election of Director: Ruth R. Harkin.	Mgmt	For	For
	6	Election of Director: Harold W. McGraw III.	Mgmt	Against	Against
	7	Election of Director: James J. Mulva.	Mgmt	Against	Against
	8	Election of Director: Robert A. Niblock.	Mgmt	Against	Against
	9	Election of Director: Harald J. Norvik.	Mgmt	For	For
	10	Election of Director: William K. Reilly.	Mgmt	For	For
	11	Election of Director: Bobby S. Shackouls.	Mgmt	For	For
	12	Election of Director: Victoria J. Tschinkel.	Mgmt	For	For
	13	Election of Director: Kathryn C. Turner.	Mgmt	For	For
	14	Election of Director: William E. Wade, Jr.	Mgmt	For	For
	15	Proposal to ratify appointment of Ernst & Young LLP as ConocoPhillips' independent registered public accounting firm for 2010.	Mgmt	For	For
	16	Board Risk Management Oversight.	Shldr	For	Against
	17	Greenhouse Gas Reduction.	Shldr	For	Against
	18	Oil Sands Drilling.	Shldr	For	Against
	19	Louisiana Wetlands.	Shldr	For	Against
	20	Financial Risks of Climate Change.	Shldr	For	Against
	21	Toxic Pollution Report.	Shldr	For	Against
	22	Gender Expression Non-Discrimination.	Shldr	For	Against
	23	Political Contributions.	Shldr	For	Against

Account # 00000000000000007983

5/13/2010	NUCOR CORPORATION	670346105 [NUE ]	Annual Meeting			3/15/2010	12,000.00
						Vote Date:	5/3/2010
	1	Election of Directors	Mgmt	For	For
	2	Ratify the appointment of PricewaterhouseCoopers LLP as Nucor’s independent registered public accounting firm for the year ending December 31, 2010.	Mgmt	For	For
	3	Approve amendments to Nucor’s Restated Certificate of Incorporation eliminating the classified structure of the Board of Directors.	Mgmt	For	For
	4	Approve the 2010 Stock Option and Award Plan.	Mgmt	For	For
	5	Stockholder proposal regarding majority voting.	Shldr	For	Against

	6	Stockholder proposal regarding report on political spending.	Shldr	For	Against

Account # 00000000000000007983

5/13/2010	TEREX CORPORATION	880779103 [TEX ]	Annual Meeting			3/17/2010	25,000.00
						Vote Date:	5/3/2010
	1	Election of Directors	Mgmt	For	For
	2	To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for 2010.	Mgmt	For	For

Account # 00000000000000007983

5/14/2010	WESTERN UNION COMPANY (THE)	959802109 [WU ]	Annual Meeting			3/17/2010	35,000.00
						Vote Date:	4/30/2010
	1	Election of Director: Dinyar S. Devitre.	Mgmt	For	For
	2	Election of Director: Christina A. Gold.	Mgmt	For	For
	3	Election of Director: Betsy D. Holden.	Mgmt	For	For
	4	Election of Director: Wulf von Schimmelmann.	Mgmt	For	For
	5	Ratification of Selection of Auditors.	Mgmt	For	For

Account # 00000000000000007983

5/18/2010	ALLSTATE CORPORATION (THE)	020002101 [ALL ]	Annual Meeting			3/19/2010	16,000.00
						Vote Date:	5/6/2010
	1	Election of Director: F. Duane Ackerman.	Mgmt	For	For
	2	Election of Director: Robert D. Beyer.	Mgmt	For	For
	3	Election of Director: W. James Farrell.	Mgmt	For	For
	4	Election of Director: Jack M. Greenberg.	Mgmt	For	For
	5	Election of Director: Ronald T. LeMay.	Mgmt	For	For
	6	Election of Director: Andrea Redmond.	Mgmt	For	For
	7	Election of Director: H. John Riley, Jr.	Mgmt	For	For
	8	Election of Director: Joshua I. Smith.	Mgmt	For	For
	9	Election of Director: Judith A. Sprieser.	Mgmt	For	For
	10	Election of Director: Mary Alice Taylor.	Mgmt	For	For
	11	Election of Director: Thomas J. Wilson.	Mgmt	For	For
	12	Ratification of the appointment of Deloitte & Touche LLP as Allstate's independent registered public accountant for 2010.	Mgmt	For	For
	13	Stockholder proposal seeking the right to call special shareowner meetings.	Shldr	For	Against
	14	Stockholder proposal seeking the right for stockholders to act by written consent.	Shldr	For	Against

15	Stockholder proposal seeking an advisory resolution to ratify the compensation of the named executive officers.	Shldr	For	Against
16	Stockholder proposal seeking a review and report on executive compensation.	Shldr	Against	For
17	Stockholder proposal seeking a report on political contributions and payments to trade associations and other tax exempt organizations.	Shldr	For	Against

Account # 00000000000000007983

5/18/2010	JPMORGAN CHASE & CO.	46625H100 [JPM ]	Annual Meeting	3/19/2010	40,000.00
Vote Date:	5/5/2010
1	Election of Director: Crandall C. Bowles.	Mgmt	For	For
2	Election of Director: Stephen B. Burke.	Mgmt	For	For
3	Election of Director: David M. Cote.	Mgmt	For	For
4	Election of Director: James S. Crown.	Mgmt	For	For
5	Election of Director: James Dimon.	Mgmt	For	For
6	Election of Director: Ellen V. Futter.	Mgmt	For	For
7	Election of Director: William H. Gray, III.	Mgmt	For	For
8	Election of Director: Laban P. Jackson, Jr.	Mgmt	For	For
9	Election of Director: David C. Novak.	Mgmt	For	For
10	Election of Director: Lee R. Raymond.	Mgmt	For	For
11	Election of Director: William C. Weldon.	Mgmt	For	For
12	Appointment of independent registered public accounting firm.	Mgmt	For	For
13	Advisory vote on executive compensation.	Mgmt	For	For
14	Political non-partisanship.	Shldr	Against	For
15	Special shareowner meetings.	Shldr	For	Against
16	Collateral in over the counter derivatives trading.	Shldr	For	Against
17	Shareholder action by written consent.	Shldr	For	Against
18	Independent chairman.	Shldr	For	Against
19	Pay disparity.	Shldr	Against	For
20	Share retention.	Shldr	For	Against

Account # 00000000000000007983

5/18/2010	QUESTAR CORPORATION	748356102 [STR ]	Annual Meeting	3/9/2010	15,000.00
Vote Date:	4/29/2010
1	Election of Directors	Mgmt	Split	Against
Dir Withheld:	Teresa Beck
Dir Withheld:	James A. Harmon
Dir Withheld:	Robert E. McKee

Dir Withheld:			Gary G. Michael
	2	Proposal to ratify the selection of Ernst & Young LLP as the Company’s independent auditor.	Mgmt	For	For
	3	Proposal to amend Questar Corporation’s Articles of Incorporation to provide for majority voting in uncontested director elections.	Mgmt	For	For
	4	Proposal to approve the Amended and Restated Long-term Stock Incentive Plan.	Mgmt	For	For
	5	Proposal to approve performance metrics and amendments to the Annual Management Incentive Plan II.	Mgmt	For	For
	6	A shareholder proposal to hold an advisory vote on executive compensation.	Shldr	For	Against

Account # 00000000000000007983

5/20/2010	COMCAST CORPORATION	20030N101 [CMCSK ]	Annual Meeting			3/11/2010	75,000.00
						Vote Date:	5/13/2010
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of independent auditors.	Mgmt	For	For
	3	Approval of our 2006 Cash Bonus Plan.	Mgmt	For	For
	4	To provide for cumulative voting in the election of directors.	Shldr	For	Against
	5	To adopt and disclose a succession planning policy and issue annual reports on succession plan.	Shldr	For	Against
	6	To require that the Chairman of the Board not be a current or former executive officer.	Shldr	For	Against

Account # 00000000000000007983

5/20/2010	MCDONALD'S CORPORATION	580135101 [MCD ]	Annual Meeting			3/23/2010	17,000.00
						Vote Date:	5/5/2010
	1	Election of Director: Walter E. Massey	Mgmt	For	For
	2	Election of Director: John W. Rogers, Jr.	Mgmt	For	For
	3	Election of Director: Roger W. Stone	Mgmt	For	For
	4	Election of Director: Miles D. White	Mgmt	For	For
	5	Approval of the appointment of an independent registered public accounting firm to serve as independent auditors for 2010.	Mgmt	For	For
	6	Shareholder proposal relating to shareholder vote on executive compensation.	Shldr	For	Against
	7	Shareholder proposal relating to simple majority vote.	Shldr	For	Against
	8	Shareholder proposal relating to the use of controlled atmosphere stunning.	Shldr	Against	For
	9	Shareholder proposal relating to the use of cage-free eggs.	Shldr	Against	For

Account # 00000000000000007983

5/24/2010	UNITEDHEALTH GROUP INCORPORATED	91324P102 [UNH ]	Annual Meeting			3/26/2010	30,000.00
						Vote Date:	5/11/2010
	1	Election of Director: William C. Ballard, Jr.	Mgmt	For	For
	2	Election of Director: Richard T. Burke.	Mgmt	For	For
	3	Election of Director: Robert J. Darretta.	Mgmt	For	For
	4	Election of Director: Stephen J. Hemsley.	Mgmt	For	For
	5	Election of Director: Michele J. Hooper.	Mgmt	For	For
	6	Election of Director: Douglas W. Leatherdale.	Mgmt	For	For
	7	Election of Director: Glenn M. Renwick.	Mgmt	For	For
	8	Election of Director: Kenneth I. Shine, M.D.	Mgmt	For	For
	9	Election of Director: Gail R. Wilensky, Ph.D.	Mgmt	For	For
	10	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2010.	Mgmt	For	For
	11	Shareholder proposal concerning disclosure of lobbying expenses.	Shldr	Against	For
	12	Shareholder proposal concerning advisory vote on executive compensation.	Shldr	For	Against

Account # 00000000000000007983

5/26/2010	EXXON MOBIL CORPORATION	30231G102 [XOM ]	Annual Meeting			4/6/2010	21,000.00
						Vote Date:	5/13/2010
	1	Election of Directors	Mgmt	For	For
	2	Ratification of Independent Auditors (page 52).	Mgmt	For	For
	3	Special Shareholder Meetings (page 54).	Shldr	For	Against
	4	Incorporate in North Dakota (page 55).	Shldr	Against	For
	5	Shareholder Advisory Vote on Executive Compensation (page 56).	Shldr	For	Against
	6	Amendment of EEO Policy (page 57).	Shldr	Against	For
	7	Policy on Water (page 59).	Shldr	Against	For
	8	Wetlands Restoration Policy (page 60).	Shldr	Against	For
	9	Report on Canadian Oil Sands (page 62).	Shldr	For	Against
	10	Report on Natural Gas Production (page 64).	Shldr	For	Against
	11	Report on Energy Technology (page 65).	Shldr	Against	For
	12	Greenhouse Gas Emissions Goals (page 67).	Shldr	For	Against
	13	Planning Assumptions (page 69).	Shldr	Against	For

Account # 00000000000000007983

5/26/2010	FISERV, INC.	337738108 [FISV ]	Annual Meeting			3/26/2010	14,000.00
						Vote Date:	5/13/2010
	1	Election of Directors	Mgmt	For	For
	2	To ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for 2010.	Mgmt	For	For

Account # 00000000000000007983

6/4/2010	WAL-MART STORES, INC.	931142103 [WMT ]	Annual Meeting			4/8/2010	20,000.00
						Vote Date:	5/24/2010
	1	Election of Director: Aida M. Alvarez.	Mgmt	For	For
	2	Election of Director: James W. Breyer.	Mgmt	For	For
	3	Election of Director: M. Michele Burns.	Mgmt	For	For
	4	Election of Director: James I. Cash, Jr.	Mgmt	For	For
	5	Election of Director: Roger C. Corbett.	Mgmt	For	For
	6	Election of Director: Douglas N. Daft.	Mgmt	Against	Against
	7	Election of Director: Michael T. Duke.	Mgmt	For	For
	8	Election of Director: Gregory B. Penner.	Mgmt	For	For
	9	Election of Director: Steven S Reinemund.	Mgmt	For	For
	10	Election of Director: H. Lee Scott, Jr.	Mgmt	For	For
	11	Election of Director: Arne M. Sorenson.	Mgmt	For	For
	12	Election of Director: Jim C. Walton.	Mgmt	For	For
	13	Election of Director: S. Robson Walton.	Mgmt	For	For
	14	Election of Director: Christopher J. Williams.	Mgmt	For	For
	15	Election of Director: Linda S. Wolf.	Mgmt	Against	Against
	16	Ratification of Ernst & Young as Independent Accountants.	Mgmt	For	For
	17	Approval of the Wal-Mart Stores, Inc. Stock Incentive Plan of 2010.	Mgmt	Against	Against
	18	Approval of the ASDA Limited Sharesave Plan 2000, as amended.	Mgmt	For	For
	19	Shareholder Proposal: Gender Identity Non-Discrimination Policy.	Shldr	For	Against
	20	Shareholder Proposal: Advisory Vote on Executive Compensation.	Shldr	For	Against
	21	Shareholder Proposal: Political Contributions Report.	Shldr	For	Against
	22	Shareholder Proposal: Special Shareowner Meetings.	Shldr	For	Against
	23	Shareholder Proposal: Poultry Slaughter.	Shldr	Against	For
	24	Shareholder Proposal: Lobbying Priorities Report.	Shldr	Against	For

Account # 00000000000000007983

6/9/2010	FREEPORT-MCMORAN COPPER & GOLD INC.	35671D857 [FCX ]	Annual Meeting			4/13/2010	8,000.00
						Vote Date:	5/21/2010
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm.	Mgmt	For	For
	3	Adoption of the Amended and Restated 2006 Stock Incentive Plan.	Mgmt	For	For
	4	Stockholder proposal regarding the selection of a candidate with environmental expertise to be recommended for election to the company's Board of Directors.	Shldr	For	Against
5

Stockholder proposal regarding the adoption of a policy requiring senior executives to retain shares acquired through equity compensation programs until two years following termination of their employment.

			Shldr	For	Against

Account # 00000000000000007983

6/9/2010	CEMEX, S.A.B. DE C.V.	151290889 [CX ]	Annual Meeting			5/13/2010	45,000.00
						Vote Date:	5/24/2010
1

Presentation, discussion and approval, if any, of a proposal to consolidate the indentures governing the non-redeemable ordinary participation certificates names "Cemex.CPO", to amend Clause First of the Indenture and to increase the number of "Cemex.CPO"s to be subscribed at a later date as a result of the conversion of notes issued by Cemex, S.A.B. de C.V., all of the foregoing to comply with the resolutions adopted by the General Shareholders Meeting of Cemex, S.A.B. de C.V. held on April 29, 2010.

			Mgmt	Against	Against
	2	Appointment of special delegates.	Mgmt	For	For
	3	Reading and approval of the minutes of the meeting.	Mgmt	For	For

Account # 00000000000000007983

6/16/2010	GENZYME CORPORATION	372917104 [GENZ ]	Annual Meeting			4/9/2010	6,000.00
						Vote Date:	6/10/2010
	1	Election of Directors	Mgmt	For	For
	2	A proposal to amend the 2004 Equity Incentive Plan to increase the number of shares of common stock available for issuance under the plan by 2,750,000 shares.	Mgmt	Against	Against
	3	A proposal to amend the 2009 Employee Stock Purchase Plan to increase the number of shares of common stock available for issuance under the plan by 1,500,000.	Mgmt	For	For
	4	A proposal to amend the 2007 Director Equity Plan to increase the number of shares of common stock available for issuance under the plan by 250,000 shares.	Mgmt	For	For
	5	A proposal to amend the Restated Articles of Organization to reduce the percentage of shares required for shareholders to call a special meeting of shareholders from 90% to 40%.	Mgmt	For	For
	6	A proposal to ratify the audit committee's selection of independent auditors for 2010.	Mgmt	For	For

Account # 00000000000000007983

6/24/2010	BEST BUY CO., INC.	086516101 [BBY ]	Annual Meeting			4/27/2010	20,000.00
						Vote Date:	5/28/2010
	1	Election of Directors	Mgmt	For	For
	2	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending February 26, 2011.	Mgmt	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Stratus Fund Inc.

By (Signature and Title)* Jon Gross, President and CEO

Date:   07/08/10

* Print the name and title of each signing officer under his or her signature.

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